Goodwill, Long-lived Asset and Intangibles - Schedule Goodwill by Segment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 2,293,935
Foreign currency translation adjustment	(891)
Goodwill at end of period	2,293,044
Goodwill	2,836,941
Accumulated impairment losses	(543,897)
Total goodwill	2,293,044
HEP
Goodwill [Roll Forward]
Goodwill at beginning of period	312,873
Foreign currency translation adjustment	0
Goodwill at end of period	312,873
Goodwill	312,873
Accumulated impairment losses	0
Total goodwill	312,873
Refining
Goodwill [Roll Forward]
Goodwill at beginning of period	1,733,472
Foreign currency translation adjustment	0
Goodwill at end of period	1,733,472
Goodwill	2,042,790
Accumulated impairment losses	(309,318)
Total goodwill	1,733,472
Lubricants and Specialty Products
Goodwill [Roll Forward]
Goodwill at beginning of period	247,590
Foreign currency translation adjustment	(891)
Goodwill at end of period	246,699
Goodwill	481,278
Accumulated impairment losses	(234,579)
Total goodwill	$ 246,699